Financial Assets and Liabilities - Additional information (Detail) R$ in Thousands		12 Months Ended
	Oct. 06, 2021	Dec. 31, 2021 BRL (R$) Item	Dec. 31, 2020 BRL (R$)
Disclosure of Financial Resources [line items]
Number of criteria for classification of financial instruments | Item		2
Penalties for early redemption of repurchase agreements		R$ 0
Explanation of details of guarantees given or received of outstanding balances for related party transaction		There were no guarantees given or received on any accounts receivable or payable involving related parties.
Banco Itaú and Banco Bradesco
Disclosure of Financial Resources [line items]
Average rate		10.60%	3.00%
Average payment term to suppliers		90 days
Top of range [member]
Disclosure of Financial Resources [line items]
Maturity period of short-term investments classified as cash and cash equivalents		3 months
Period of fixed term of repurchase agreements		90 days
Maturity period of bank deposit certificates classified as cash and cash equivalents		90 days
Maturity period of government bonds, marketable securities and restricted cash		5 years
ESG Funds
Disclosure of Financial Resources [line items]
Investment maturity term	5 years
SELIC [member] | Government security [member]
Disclosure of Financial Resources [line items]
Interest, Index		100% of the CDI
Bank investments [member] | Other [Member]
Disclosure of Financial Resources [line items]
Weighted remuneration (in bps)		49
Weighted remuneration (as a percent)		0.47%
Inter Bank Deposit Certificate [member]
Disclosure of Financial Resources [line items]
Onshore financial investments remunerated rate		100.00%	97.00%
Fed Funds [member]
Disclosure of Financial Resources [line items]
Offshore financial investments remunerated rate		100.00%
Rumo S A [member]
Disclosure of Financial Resources [line items]
Advance by suppliers with financial institutions		R$ 576,786	R$ 413,470
Rumo S A [member] | BNDES [member]
Disclosure of Financial Resources [line items]
Unused line of credit		898,023	487,378
Comgas [member] | BNDES [member]
Disclosure of Financial Resources [line items]
Unused line of credit		2,500,000
Cosan S.A. [member] | Three Brazilian Financial Institutions [member]
Disclosure of Financial Resources [line items]
Unused line of credit		R$ 250,000	R$ 250,000